The Company	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Nature of Operations [Text Block]

NOTE 1.  The Company

General – WaferGen Bio-systems, Inc. and its subsidiaries (the “Company”) are engaged in the development, manufacture and sales of systems for gene expression quantification, genotyping and stem cell research. The Company’s products are aimed at researchers who perform genetic analysis, primarily at pharmaceutical and biotech companies, academic and private research centers and diagnostics companies involved in biomarker discovery and genetic research. Through its SmartChip and Apollo product lines, the Company plans to provide new performance standards with significant savings in time and cost for professionals in the field of gene expression research and to facilitate biomarker discovery, toxicology, and clinical research.

Wafergen, Inc. was incorporated in the State of Delaware on October 22, 2002, and was acquired by WaferGen Bio-systems, Inc. in a reverse merger on May 31, 2007.

On January 24, 2008, the Company formed a subsidiary, WaferGen Biosystems (M) Sdn. Bhd. (“WGBM”), in Malaysia. Prior to WGBM’s liquidation on November 26, 2013, the Company owned 100% of the common stock and 17.2% (comprising shares that had been assumed by the Company) of the preference shares of this entity, with the remaining preference shares owned by Malaysian Technology Development Corporation Sdn. Bhd. (“MTDC”). See Notes 6 and 7 below.

On August 30, 2011, the Company formed a new wholly owned subsidiary in Luxembourg, WaferGen Biosystems Europe S.a.r.l., to establish a presence for its marketing and research activities in Europe.

On August 27, 2013, the Company effected a reverse stock split of its common stock by a ratio of one-for-99.39 (the “2013 Reverse Split”). Every 99.39 outstanding shares of common stock became one share of common stock. No fractional shares were issued in connection with the 2013 Reverse Split. Stockholders who were otherwise entitled to receive a fractional share of common stock received one whole share of common stock. The 2013 Reverse Split did not change the number of shares of common or preferred stock that the Company is authorized to issue, or the par value of the Company’s common or preferred stock.

On June 30, 2014, the Company effected a reverse stock split of its common stock by a ratio of one-for-ten (the “2014 Reverse Split”). Every ten outstanding shares of common stock became one share of common stock. No fractional shares were issued in connection with the 2014 Reverse Split. Stockholders who were otherwise entitled to receive a fractional share of common stock received one whole share of common stock. The 2014 Reverse Split did not change the number of shares of common or preferred stock that the Company is authorized to issue, or the par value of the Company’s common or preferred stock.

The 2013 Reverse Split and the 2014 Reverse Split resulted in a proportionate adjustment to the per share exercise price and the number of shares of common stock issuable upon the exercise of outstanding warrants and stock options, as well as the number of shares of common stock eligible for issuance under the 2008 Stock Incentive Plan. All of the information in these financial statements has been presented to reflect the combined impact of the one-for-99.39 2013 Reverse Split and the one-for-ten 2014 Reverse Split on a retroactive basis.

On January 6, 2014, the Company acquired substantially all of the assets of the product line of IntegenX Inc.  (“IntegenX”) used in connection with developing, manufacturing, marketing and selling instruments and reagents relating to library preparation for next generation sequencing (“NGS”), including the Apollo 324TM instrument and the PrepXTM reagents (the “Apollo Business”). See Note 3 below.

Management’s Plan. – The Company has incurred operating losses and negative cash flows from operations since its inception. Management expects that revenues will increase as a result of current and future product releases. However, the Company also expects to incur additional expenses for the development and expansion of its products, marketing campaigns, and operating costs as it expands its operations. Therefore, the Company expects operating losses and negative cash flows to continue for the foreseeable future. It is management’s plan to obtain additional working capital through additional financings. The Company believes that it will be successful in expanding operations, gaining market share, and raising additional funds. However, there can be no assurance that in the event the Company requires additional financing, such financing will be available at terms which are favorable, or at all. Failure to generate sufficient cash flows from operations or raise additional capital could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Going Concern. – The Company’s condensed consolidated financial statements have been presented on a basis that contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company continues to face significant risks associated with the successful execution of its strategy given the current market environment for similar companies and failure to generate sufficient revenues or raise additional capital could have a material adverse effect on the Company’s ability to continue as a going concern and to achieve its intended business objectives. These facts raise substantial doubt about the Company’s ability to continue as a going concern, and there can be no assurance that the Company will be successful in its efforts to enhance its liquidity situation. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1.  The Company

General.  WaferGen Bio-systems, Inc. and its subsidiaries (the “Company”) are engaged in the development, manufacture and sale of systems used for gene expression quantification, genotyping and stem cell research. The Company’s products are aimed at researchers who perform genetic analysis, primarily at pharmaceutical and biotech companies, academic and private research centers and diagnostics companies involved in biomarker discovery and genetic research. Through the SmartChip products, the Company plans to provide new performance standards with significant savings in time and cost for professionals in the field of gene expression research and to facilitate biomarker discovery, toxicology, and clinical research.

Wafergen, Inc. was incorporated in the State of Delaware on October 22, 2002, and was acquired by WaferGen Bio-systems, Inc. in a reverse merger on May 31, 2007.

On January 24, 2008, the Company formed a subsidiary, WaferGen Biosystems (M) Sdn. Bhd. (“WGBM”), in Malaysia. Prior to WGBM’s liquidation on November 26, 2013, the Company owned 100% of the common stock and 17.2% (comprising shares that had been assumed by the Company) of the preference shares of this entity, with the remaining preference shares owned by Malaysian Technology Development Corporation Sdn. Bhd. (“MTDC”). See Notes 5 and 6 below.

On August 30, 2011, the Company formed a wholly owned subsidiary in Luxembourg, WaferGen Biosystems Europe S.a.r.l., to establish a presence for its marketing and research activities in Europe.

On August 27, 2013, the Company effected a reverse stock split of its common stock by a ratio of one-for-99.39 (the “Reverse Split”). Every 99.39 outstanding shares of common stock became one share of common stock. No fractional shares were issued in connection with the Reverse Split. Stockholders who were otherwise entitled to receive a fractional share of common stock received one whole share of common stock. The Reverse Split did not change the number of shares of common or preferred stock that the Company is authorized to issue, or the par value of the Company’s common or preferred stock.

The Reverse Split resulted in a proportionate adjustment to the per share exercise price and the number of shares of common stock issuable upon the exercise of outstanding warrants and stock options, as well as the number of shares of common stock eligible for issuance under the 2008 Stock Incentive Plan. All of the information in these financial statements has been presented to reflect the impact of the one-for-99.39 Reverse Split on a retroactive basis.

On August 27, 2013, the Company entered into an exchange agreement (the “Exchange Agreement”) with investors who, in May 2011, purchased (i) certain shares of Series A-1 Convertible Preferred Stock, par value $0.001 per share, (ii) certain convertible promissory notes (“CPNs”) convertible into shares of Series A-2 Convertible Preferred Stock, par value $0.001 per share, and (iii) certain warrants (the “2011 Warrants” and together with the Series A-1 Convertible Preferred Stock and the CPNs, the “2011 Securities”) to purchase shares of common stock. Pursuant to the Exchange Agreement, these investors agreed to exchange all their 2011 Securities for shares of the Company’s common stock, shares of newly designated Series 1 Convertible Preferred Stock, par value $0.001 per share, and warrants to purchase shares of common stock (the “2013 Exchange”). In the aggregate, the Company exchanged Series A-1 Convertible Preferred Stock with a liquidation preference of $17,081,913, CPNs with a principal amount of $17,084,894 and 2011 Warrants exercisable for 565,180 shares of common stock for 2,987.0168 shares of Series 1 Convertible Preferred Stock, 1,067,317 shares of our common stock and warrants exercisable for 2,369,000 shares of common stock. These warrants are exercisable at any time before August 27, 2018, at an exercise price of $2.60 per share, with cashless exercise permitted.

The Company employed an Option Pricing Model to determine the relative fair values of securities surrendered in the 2013 Exchange, using a stock price of $2.00 and assumptions including estimated volatility of 84.26%, a risk-free interest rate of 1.16%, a zero dividend rate and an estimated remaining term of 4.00 years. The relative fair value assigned to the CPNs was $10,422,956. The excess of this amount over the net carrying amount of the liabilities relating to CPNs of $5,452,546 on the exchange date was recorded as loss on extinguishment of debt of $4,970,410 within other income and expenses. The balance related to Series A-1 Convertible Preferred Stock was transferred to additional paid-in capital within stockholders’ equity. The exchange of warrants is further described in Note 9.

On August 27, 2013 and September 30, 2013, the Company completed a private placement offering (the “2013 Private Placement”) with certain accredited investors for the sale of units at $50,000 per unit (“Unit”). Each Unit consisted of (1) either 25,000 shares of our common stock or 9.9390 shares of the Series 1 Convertible Preferred Stock and (2) warrants to purchase 12,500 shares of common stock. At the initial closing of the offering on August 27, 2013, the Company received gross proceeds of $13,668,500 and issued a total of 5,209,250 shares of common stock, 646.0351 shares of Series 1 Convertible Preferred Stock (convertible into a total of 1,625,000 shares of common stock) and 3,417,129 warrants. At the second and final closing of the offering on September 30, 2013, the Company received gross proceeds of $1,369,000 and issued a total of 684,500 shares of common stock and 342,250 warrants.

In total, the Company sold an aggregate of 5,893,750 shares of common stock, 646.0351 shares of Series 1 Convertible Preferred Stock and warrants to purchase 3,759,379 shares of common stock for $2.60 in the 2013 Private Placement, and received aggregate gross proceeds of $15,037,500. The Company incurred issuance costs in connection with the 2013 Private Placement totaling $2,791,359 (including the fair value of unit warrants issued to the placement agent of $1,147,021, as discussed below). The following reflects the allocation of these proceeds to the new securities issued:

Security / Account	Allocated Fair Value	Issuance Costs	Final Allocation

Common stock	$8,508,451	$(2,186,972)	$6,321,479
Series 1 Convertible Preferred Stock	2,351,376	(604,387)	1,746,989
Warrants	4,177,673	—	4,177,673

Total	$15,037,500	$(2,791,359)	$12,246,141

Subject to certain ownership limitations, the warrants are exercisable at any time within five years of the applicable issuance date at an initial exercise price of $2.60 per share with cashless exercise in the event a registration statement covering the resale of the shares of common stock underlying the warrants is not in effect within six months of the issuance of the warrants. According to the warrants’ terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders, which prevents them from being accounted for within stockholders’ equity. Accordingly, they were recorded as liabilities on their issuance date and are revalued at each reporting date, with the change in their fair values being recorded as a gain or loss on revaluation within other income and expenses in the statement of operations.

The Company retained a placement agent in connection with the 2013 Private Placement, and pursuant to the terms of a placement agent agreement, the Company paid the placement agent an aggregate fee totaling approximately $1,339,750. In addition, the Company issued the placement agent 23.34 unit warrants at the initial closing and 2.54 unit warrants at the final closing. Each unit warrant entitles the placement agent to purchase a Unit for $50,000 with terms identical to those issued in the 2013 Private Placement, except that the warrants expire on the fifth anniversary of the issuance date of the unit warrant. The fair value of the 23.34 unit warrants issued on August 27, 2013, was estimated to be $1,036,605, using a closing stock price of $2.00 and assumptions including estimated volatility of 84.27%, a risk-free interest rate of 1.16%, a zero dividend rate and an estimated remaining term of 4.00 years. The fair value of the 2.54 unit warrants issued on September 30, 2013, was estimated to be $110,416, using a closing stock price of $1.96 and assumptions including estimated volatility of 85.06%, a risk-free interest rate of 1.01%, a zero dividend rate and an estimated remaining term of 4.00 years. The total estimated fair value of $1,147,021 was included in the 2013 Private Placement offering costs.

Management’s Plan.  The Company has incurred operating losses and negative cash flows from operations since its inception. Management expects that revenues will increase as a result of current and future product releases. However, the Company also expects to incur additional expenses for the development and expansion of its products, marketing campaigns, and operating costs as it expands its operations. Therefore, the Company expects operating losses and negative cash flows from operating activities to continue for the foreseeable future. It is management’s plan to obtain additional working capital through additional financings. The Company believes that it will be successful in expanding operations, gaining market share, and raising additional funds. However, there can be no assurance that in the event the Company requires additional financing, such financing will be available at terms which are favorable, or at all. Failure to generate sufficient cash flows from operations or raise additional capital could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Going Concern.  The Company’s consolidated financial statements have been presented on a basis that contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred operating losses and negative cash flows from operating activities since its inception and continues to face significant risks associated with the successful execution of its strategy given the current market environment for similar companies and failure to generate sufficient revenues or raise additional capital could have a material adverse effect on the Company’s ability to continue as a going concern and to achieve its intended business objectives. These facts raise substantial doubt about the Company’s ability to continue as a going concern, and there can be no assurance that the Company will be successful in its efforts to enhance its liquidity situation. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.